BJB INVESTMENT FUNDS

                                                              SEMI-ANNUAL REPORT

BJB GLOBAL INCOME FUND
AND BJB INTERNATIONAL EQUITY
FUND
                                                                  APRIL 30, 1997
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

    I am pleased to report on the activity and performance of the BJB Investment Funds for the six month period ended April 30, 1997. During this first half of the current fiscal year, the BJB International Equity Fund ('Equity Fund') continued to provide shareholders with excellent results, significantly outperforming both its benchmark index and the average of competitor's funds. This period was a difficult one, however, for global bond markets and the BJB Global Income Fund ('Income Fund') could not avoid the problems of those markets. On the other hand, the Income Fund did continue to outperform its benchmark, suffering a decline of well under one percent.

BJB GLOBAL INCOME FUND

    For the six months ended April 30, 1997, the Income Fund returned -0.76% compared with -1.43% for the equally blended Salomon Brothers World Government Bond Index and the Lehman Brothers Intermediate Government/Corporate Bond Index.

    The predominant factor in the six months under review was U.S. dollar strength. Although the majority of bond markets exhibited positive local currency returns during the period, total returns for dollar based investors were universally negative owing to the strength of the U.S. unit and weakness of U.S. Treasuries. The dollar was bolstered in general by strong domestic fundamentals and the prospect of tighter monetary policy in the United States to dampen inflationary pressures. In the case of both the deutschemark and yen, this was reinforced by the belief that the two countries would welcome the stimulatory benefits of currency weakness.

    U.S. bond yields rose as evidence emerged that the economy was expanding at a much faster pace than previously realized. The Federal Reserve subsequently implemented a 0.25 basis points increase in the Federal Funds Rate on the 25th of March. Initially, Canadian, Australian and New Zealand debt retreated broadly in line with U.S. Treasuries, but weaker domestic economic data supported the current interest rate structure in each country.

    Japanese bonds remained well supported on expectations that the April rise in consumption tax would dampen domestic demand, and the prevailing low interest rate policy stance would be prolonged. In Europe, the 'high-yield' markets performed well into the year-end, but Italy, Spain and Sweden experienced large scale profit taking in the new year. The perceived inability of a number of countries to meet the Maastricht Treaty convergence criteria fanned fears that the single currency project might be delayed, an outcome that continues to plague the markets.


    In general, we believe that a cautious stance on the global fixed-income markets continues to be warranted. The overall investment landscape is likely to be characterized by accelerating economic growth and a gradual emergence of capacity strains. Consequently, some rise in inflationary expectations appears to be a prospect. Though modest further monetary easing is possible in Italy, the balance of risks is that monetary conditions around the globe will become increasingly restrictive. On currencies, G7 policy makers appear to be content with the general level of the U.S. dollar against both the yen and the deutschemark. A period of range trading is likely, therefore, with policy statements aimed at countering substantial market volatility. Our view generally coincides with official comments, i.e., the U.S. dollar's undervaluation has been corrected. In these circumstances, we expect to reduce U.S. dollar exposure over the next six months.

BJB INTERNATIONAL EQUITY FUND

    The Equity Fund strongly outperformed both the MSCI EAFE Index and the average of our competitors over the 6- and 12-month periods ending April 30, 1997. The Equity Fund returned +11.20% for the past 6 months and +14.13% over the past 12 months versus MSCI EAFE returns of +1.57% and -0.89% over comparable periods. Returns for the Lipper International Equity Fund Index, a reasonable proxy for our competitors, were +8.74% and +9.28%, respectively during this period.

    The major strategy for geographic allocation was to overweight Continental Europe and emerging markets at the expense of Japan and the United Kingdom. We believed Continental European companies would benefit from economic recovery, positive structural changes--mainly restructuring--and a stronger U.S. dollar. In Japan we avoided financials and restricted ourselves to global and export-oriented companies that would both benefit from a weaker yen and be more competitive than the average Japanese company because of their exposure to competition in the international arena, as well as to domestic names that were not overly cyclical. The overall strategy was a major contributor to the Equity Fund's return advantage over the EAFE Index. The trailing 12 month return in local currency for the MSCI Europe ex-UK was a gain of 33.21% versus a loss of -11.78% for Japan and a gain of +18.93% for the United Kingdom over the same period. In U.S. dollars, the trailing 12 month return was a gain of +17.31%, a loss of -27% and a gain of +28%, respectively. While underweighting Japan was a big positive, underweighting the U.K. was not advantageous when taking currency gains into consideration. However, since we did not hedge any of our U.K. position, but did partially hedge our Continental European stocks, the effect of underweighting the U.K. was somewhat muted.

    Underweighting Japan has become a losing strategy recently. The newly found strength in the Japanese equity market can be explained by positive domestic developments and by the deterioration of fundamentals in many other Asian markets such as Thailand, Korea and the Philippines. Such markets have long benefited from the flow of funds out of Japan but now the trend seems to be reversing. In consequence, we recently increased our weighting in Japan from 8%

to 17%, which is still below EAFE's 29% weighting. Should more positive developments come out of Japan we may increase our weighting further.

    Emerging markets were a mixed bag. While we were hurt by the underperformance of Indonesia, Korea, Malaysia, the Philippines, and Thailand, we were more than compensated by our gains in Central Europe and Russia, Greece, Hong Kong (especially 'red chips'), India, Latin America, and Taiwan. We lean towards underweighting Asia ex-Hong Kong as the countries in the region digest the twin problem of a strong U.S. dollar (especially against the yen) and excessive real estate lending.

    The U.S. dollar rose 12.9% and 20.9% versus the deutschemark and yen respectively over the past year, and 14% and 11.4% over the past 6 months. The Equity Fund hedged approximately 20% of its foreign assets back into U.S. dollars to reduce the currency risk. Currency hedging will continue to be used as needed, but it is done in moderation within prescribed ranges. We believe the best long term results are unlikely to flow from an overly aggressive hedging policy.

    The U.S. dollar's rise has abated recently as perceived government backing for a weaker local currency has appeared to soften. The strong dollar has helped mainly exporters in Europe and Japan. Despite the strong dollar, Japanese and European exporters continue to build capacity overseas instead of investing domestically. Being global has the side effect of diminishing corporations' national identity. Globalization means decentralization. Companies diversify their operations overseas in order to reduce currency risk by matching revenues with costs, to avoid future trade tensions and to be close to the ultimate customer.

    Our industry bias remains tilted towards financials, defensive issues and selected growth stocks. The very low interest rates in Europe and Japan may produce a mild recovery at best. In an era of very low interest rates, European companies have been deleveraging and hiring fewer people. Net debt as a percentage of equity was 31% in 1995, 28% in 1996 and is expected to reach 22% and 14% in 1997 and 1998 respectively. Labor costs as a percentage of sales were roughly 20.8% in 1995, 20.3% in 1996, and are expected to reach 20% and 19.4% in 1997 and 1998, respectively. If it were not for rigid labor laws, such labor cost figures would have been much lower. The response of corporations to lower interest rates is counter-intuitive at first, but given that Europe and Japan's problems were more structural than cyclical, the behavioral response of corporations is well understood.

    In this new world order, trade-barriers are being lowered and competition has been intensifying year after year. Corporations with market leadership and premium products will succeed and prosper. We are significantly increasing our exposure to corporations with a global and sustainable competitive advantage.


    In conclusion, I would like to thank the Funds' advisers for their continued excellent work and our shareholders for their loyalty. I am especially pleased to note the significant increase in the assets of the BJB International Equity Fund, reflective of its steadily improving track record.

                                         Sincerely,

                                         /s/ David E. Bodner
                                         David E. Bodner
                                         President
                                         June 13, 1997

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
FOREIGN GOVERNMENT BONDS -- 35.3%
                          CANADA-6.8%
                          Canada-Global Bond,
USD              275,000    6.750% due 8/28/2006............................................................   $   270,875
                          Province of Alberta,
USD              400,000    7.625% due 11/05/1998...........................................................       406,400
                          Province of Ontario,
USD              330,000    7.375% due 1/27/2003............................................................       336,831
                                                                                                               -----------
                                                                                                                 1,014,106
                                                                                                               -----------
                          UNITED KINGDOM-4.7%
                          United Kingdom Gilts,
GBP              275,000    10.000% due 2/26/2001...........................................................       487,503
GBP              125,000  8.500% due 12/07/2005.............................................................       216,526
                                                                                                               -----------
                                                                                                                   704,029
                                                                                                               -----------
                          AUSTRALIA-4.5%
                          Government of Australia,
AUD              750,000    10.000% due 2/15/2006...........................................................       663,555
                                                                                                               -----------
                          NEW ZEALAND-4.1%
                          New Zealand Government,
NZD              140,000  8.000% due 2/15/2001..............................................................        98,114
NZD              490,000  8.000% due 4/15/2004..............................................................       340,854
NZD              240,000  8.000% due 11/15/2006.............................................................       167,448
                                                                                                               -----------
                                                                                                                   606,416
                                                                                                               -----------
                          DENMARK-3.3%
                          Kingdom of Denmark,
DKK            3,070,000    7.000% due 12/15/2004...........................................................       486,268
                                                                                                               -----------
                          ITALY-3.0%
                          Government of Italy,
ITL          490,000,000  8.500% due 8/01/1999..............................................................       294,330
ITL          240,000,000  9.500% due 1/01/2005..............................................................       154,932
                                                                                                               -----------

                                                                                                                   449,262
                                                                                                               -----------

                       See Notes to Financial Statements.
                                       3

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
FOREIGN GOVERNMENT BONDS -- CONTINUED
                          SWEDEN-2.9%
                          Kingdom of Sweden,
SEK              900,000  10.250% due 5/05/2000.............................................................   $   129,452
SEK            1,000,000  13.000% due 6/15/2001.............................................................       159,468
SEK            1,200,000  6.500% due 10/25/2006.............................................................       145,838
                                                                                                               -----------
                                                                                                                   434,758
                                                                                                               -----------
                          GERMANY-2.3%
                          Deutschland BundesRepublic,
DEM              625,000    6.000% due 6/20/2016............................................................       344,148
                                                                                                               -----------
                          FRANCE-2.0%
                          Government of France (B-TAN),
FRF            1,700,000    4.500% due 10/12/1998...........................................................       294,624
                                                                                                               -----------
                          SPAIN-1.7%
                          Government of Spain,
ESP           31,560,000    10.100% due 02/28/2001..........................................................       246,642
                                                                                                               -----------
                          TOTAL FOREIGN GOVERNMENT BONDS (COST $5,398,725)..................................     5,243,808
                                                                                                               -----------
CORPORATE BONDS -- 9.8%
                          UNITED KINGDOM-4.7%
                          Smithkline Beecham-Euro Medium Term Note,
USD              700,000    7.375% due 11/10/1997...........................................................       703,500
                                                                                                               -----------
                          UNITED STATES-2.8%
                          General Electric Capital Corp.,
USD              370,000    8.625% due 6/15/2008............................................................       410,774
                                                                                                               -----------

                          AUSTRALIA-2.3%
                          Telstra Corp. Ltd,
USD              360,000    6.500% due 11/28/2005...........................................................       342,720
                                                                                                               -----------
                          TOTAL CORPORATE BONDS (COST $1,479,826)...........................................     1,456,994
                                                                                                               -----------

                       See Notes to Financial Statements.
                                       4

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.1%
                          Federal Home Loan Mortgage Corporation,
USD              195,000    6.750% due 5/30/2006............................................................   $   191,783
                          Federal National Mortgage Association:
USD            1,000,000    5.300% due 12/10/1998...........................................................       984,600
USD            1,000,000  6.250% due 8/12/2003..............................................................       955,500
                          Government National Mortgage Association (Pass Through),
USD              867,815    7.500% due 9/15/2025............................................................       860,357
                                                                                                               -----------
                          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,940,126)........................     2,992,240
                                                                                                               -----------
U.S. TREASURY OBLIGATIONS -- 27.9%
                          U.S. Treasury Note
USD              500,000  5.875% due 2/15/2000..............................................................       493,205
USD              535,000  6.625% due 6/30/2001..............................................................       536,525
USD              400,000  6.625% due 3/31/2002..............................................................       400,920
USD            1,000,000  5.875% due 2/15/2004..............................................................       958,240
USD              475,000  7.000% due 7/15/2006..............................................................       483,108
USD              600,000  6.500% due 10/15/2006.............................................................       590,412
USD              390,000  6.250% due 2/15/2007..............................................................       377,571
                          U.S. Treasury Strip,
USD              400,000    6.490% due 2/15/2001............................................................       314,000
                                                                                                               -----------
                          TOTAL U.S. TREASURY OBLIGATIONS (COST $4,181,369).................................     4,153,981
                                                                                                               -----------
ASSET-BACKED SECURITIES -- 1.3%
                          UNITED STATES-1.3%
                          Toyota Auto Receivables Grantor Trust Series 1996-A,

USD              194,417    6.300% due 7/20/2001 (Cost $194,413)............................................       194,660
                                                                                                               -----------

                       See Notes to Financial Statements.
                                       5

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                                 MARKET
               FACE                                                                                               VALUE
CURRENCY       VALUE                                                                                            (NOTE 1)
---------  -------------                                                                                       -----------
SHORT-TERM INVESTMENTS -- 9.0%
USD              738,722
                          Investors Bank & Trust Company Repurchase Agreement, dated 4/30/1997, due
                          5/01/1997, with a maturity value of $738,823 and an effective yield of 4.93%, collateralized by a Federal National Mortgage Association Obligation, with a rate of 7.522%, a maturity date of 11/01/2026, and a market value of $776,633 (at
                          cost).............................................................................   $   738,722

USD              590,000
                          U.S. Treasury Bill,
                            4.798% due 7/31/97..............................................................       582,230
                                                                                                               -----------
                          TOTAL SHORT-TERM INVESTMENTS (COST $1,320,925)....................................     1,320,952
                                                                                                               -----------
                          TOTAL INVESTMENTS -- 103.4% (COST $15,515,411)*...................................    15,362,635
                          OTHER ASSETS AND LIABILITIES (NET) -- (3.4%)......................................      (498,533)
                                                                                                               -----------
                          NET ASSETS -- 100.0%..............................................................   $14,864,102
                                                                                                               -----------
                                                                                                               -----------

* Aggregate cost for federal income tax purposes.

                       See Notes to Financial Statements.
                                       6

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 1997 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

               CONTRACTS TO RECEIVE
               --------------------
EXPIRATION            LOCAL             VALUE IN     IN EXCHANGE     NET UNREALIZED
   DATE              CURRENCY             USD          FOR USD        APPRECIATION
----------     --------------------     --------     -----------     --------------
 5/19/97           AUD      810,000      631,566       628,268          $  3,298
                                                                     --------------
               Net unrealized appreciation of forward foreign
              exchange contracts................................        $  3,298
                                                                     --------------
                                                                     --------------

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

               CONTRACTS TO DELIVER
               --------------------                                  NET UNREALIZED
EXPIRATION            LOCAL             VALUE IN     IN EXCHANGE      APPRECIATION
   DATE              CURRENCY             USD          FOR USD       (DEPRECIATION)
----------     --------------------     --------     -----------     --------------
 5/19/97           AUD      810,000      631,566       627,272          $ (4,294)
 5/12/97           DEM      250,000      144,343       144,425                82
 5/21/97           DEM      378,000      218,385       218,419                34
                                                                     --------------
               Net unrealized depreciation of forward foreign
              exchange contracts................................        $ (4,178)
                                                                     --------------
                                                                     --------------

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

               CONTRACTS TO DELIVER                  CONTRACTS TO RECEIVE
               --------------------                  --------------------                  NET UNREALIZED
EXPIRATION            LOCAL             VALUE IN            LOCAL             VALUE IN      APPRECIATION
   DATE              CURRENCY             USD              CURRENCY             USD        (DEPRECIATION)
----------     --------------------     --------     --------------------     --------     --------------

 5/12/97           DEM      605,640      349,680         CAD      490,000      351,248        $  1,568
 5/21/97           ESP   31,929,660      218,271         DEM      378,000      218,385             114
 5/13/97           SEK    1,994,553      254,643         CAD      359,055      257,401           2,758
 5/13/97           FRF    1,502,601      257,419         SEK    1,994,553      254,643          (2,776)
 5/12/97           SEK    1,119,533      142,924         DEM      250,000      144,343           1,419
 7/09/97           ITL  627,600,000      365,406         DEM      607,975      352,530         (12,876)
 7/09/97           DEM      600,000      347,906         ITL  627,600,000      365,406          17,500
                                                                                           --------------
               Net unrealized appreciation of forward foreign exchange contracts......        $  7,707
                                                                                           --------------
                                                                                           --------------

                                     GLOSSARY OF CURRENCIES

           AUD        --         Australian Dollar                          GBP        --           British Pound Sterling
           CAD        --         Canadian Dollar                            ITL        --           Italian Lira
           DEM        --         German Deutsche Mark                       NZD        --           New Zealand Dollar
           DKK        --         Danish Krone                               SEK        --           Swedish Krona
           ESP        --         Spanish Peseta                             USD        --           United States Dollar
           FRF        --         French Franc

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- 95.7%
FRANCE-11.2%
Accor SA..............................................................................            1,085      $   155,446
Banque National De Paris..............................................................            2,700          115,077
Canal Plus............................................................................              450           81,185
Carrefour Supermarche.................................................................              408          254,485
Cent Assurances Gen France............................................................            3,000           97,515
Cie Generale des Eaux *...............................................................            2,110          293,627
Compagnie de Saint Goban..............................................................              650           87,005
Compagnie Financiere de Paribas.......................................................               82            5,167
Credit National.......................................................................            1,900          106,997
Dassault Aviation SA..................................................................              800          180,069
Dassault Systemes *...................................................................            3,000          184,040
ICOM Informatique SA *................................................................            1,182           77,084
Lafarge Coppee........................................................................               28            1,835
Lagardere Groupe......................................................................            3,700          114,378
L'Oreal...............................................................................              949          336,411
LVMH Company..........................................................................              435          106,103
MGI Coutier...........................................................................            2,900          138,989
Michelin, Class B (Registered)........................................................            3,808          212,555
Rhone Polenc..........................................................................            3,450          115,921
Sidel.................................................................................            1,040           74,624
Societe BIC SA........................................................................              930          147,248
Societe Generale......................................................................            1,300          145,527
Societe National Elf-Aquitaine........................................................            2,100          203,451
ST Dupont *...........................................................................            5,000          138,989
Technip SA............................................................................            1,225          129,373
Total SA-Class B......................................................................            2,352          194,853
Valeo.................................................................................            3,005          185,170
                                                                                                             -----------
                                                                                                               3,883,124
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
JAPAN-9.9%
Autobacs Seven........................................................................            1,000      $    66,821
Canon Sales Co. Inc...................................................................           12,400          256,667
Circle K Japan Co Ltd.................................................................            3,960          181,707
Daihatsu Motor Co Ltd.................................................................           16,000           81,728
Daiichi Pharmaceutical................................................................           13,000          202,589
DDI Corporation.......................................................................               40          265,397
Fuji Photo Film.......................................................................            7,000          267,207
Hitachi Ltd...........................................................................           10,000           90,512
Honda Motor Co Ltd....................................................................            9,000          279,091
Jusco Co..............................................................................            5,000          153,477
Kawasaki Steel........................................................................           44,000          129,865
Kokusai Denshin Denwa Co. Ltd.........................................................            1,400           73,386
Mitsubishi Heavy......................................................................           11,000           72,551
Mitsubishi Motor Corp.................................................................           29,000          200,858
Nintendo Corp Ltd.....................................................................            3,500          255,637
Promise Co Ltd........................................................................            6,200          256,188
Rohm Corp.............................................................................            2,000          152,375
Sankyo Co Ltd.........................................................................            5,000          133,800
Sony Corp.............................................................................            3,400          247,798
Toshiba Corporation...................................................................           14,000           78,454
                                                                                                             -----------
                                                                                                               3,446,108
                                                                                                             -----------
UNITED KINGDOM-9.4%
3I Group Plc..........................................................................           10,000           82,116
British Aerospace Plc.................................................................            7,149          151,949
British Airport Authority Plc.........................................................           17,450          144,708
British Airways Plc...................................................................           19,094          218,550
British Bio-Technology Group *........................................................           27,000          105,714
British Petroleum Co Plc..............................................................           10,657          122,326
British Telecommunications Plc........................................................           24,000          176,068
Colt Telecom Group Plc *..............................................................           10,500          187,688
CRH Plc...............................................................................            7,250           72,117
Esprit Telecom Group Plc ADR *........................................................            8,300           47,725
Freepages Group Plc ADR *.............................................................            4,900           65,231
General Electric Plc..................................................................           12,000           71,400
Glaxo Wellcome Plc....................................................................            9,500          186,902


                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
UNITED KINGDOM -- CONTINUED
Granada Group Plc.....................................................................            7,119      $   102,721
Hays Plc..............................................................................           16,500          146,192
HSBC Holdings Plc.....................................................................            5,088          133,633
Ladbroke Group........................................................................           23,000           86,323
Lloyds TSB Group Plc..................................................................           16,000          146,302
London Clubs International............................................................           28,000          174,317
Mercury Asset Management..............................................................            7,100          153,843
Northern Leisure Plc..................................................................           35,500          143,886
Rentokil Initial Plc *................................................................           11,000           72,138
Rolls Royce Plc *.....................................................................           17,128           67,339
Royal & Sun Alliance Insurance Group..................................................           15,233          120,642
Sage Group Plc........................................................................           12,500          130,004
Siebe Plc.............................................................................            7,193          106,471
                                                                                                             -----------
                                                                                                               3,216,305
                                                                                                             -----------
SWITZERLAND-8.0%
ABB AG................................................................................               80           96,814
Adecco SA *...........................................................................              650          216,814
Ares-Serono Group Class B.............................................................              100          134,102
Ciba Specialty Chemicals AG *.........................................................              120           10,332
CS Holdings (Registered)..............................................................            1,880          211,580
Danzas Holding........................................................................              700          135,254
Holderbank Finance Glarus Class B.....................................................              260          202,183
Kudelski SA *.........................................................................               50          139,322
Kuoni Reisen Holding (Registered).....................................................               43          123,607
Nestle SA (Registered)................................................................              223          270,624
Novartis AG (Registered)..............................................................              197          259,372
Roche Holdings AG.....................................................................              282          293,254
Schweizerische Rueckversicherungs-Gesellschaft (Registered)...........................              178          205,877
Swiss Bank Corp.......................................................................              515          112,427

Swissair (Registered) *...............................................................              162          141,681
Zurich Versicherungs (Registered).....................................................              550          180,475
                                                                                                             -----------
                                                                                                               2,733,718
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
GERMANY-6.9%
Adidas................................................................................            2,250      $   234,287
Allianz AG Holdings *.................................................................               30            5,815
Altana Ind-Aktien.....................................................................              150          115,954
Bayer AG *............................................................................            4,000          158,989
Daimler Benz AG *.....................................................................            1,800          133,537
Deutsche Bank AG......................................................................            3,000          158,182
Fresenius AG..........................................................................              650          146,053
Fresenius Medical Care ADR *..........................................................            3,000           88,125
Hoechst AG............................................................................            4,000          156,913
MAN AG................................................................................              850          244,685
Mannesmann AG.........................................................................              540          212,143
Plettac AG............................................................................              900          198,333
Siemens AG............................................................................            1,000           54,112
Veba AG...............................................................................            3,900          200,686
Volkswagen AG.........................................................................              400          254,060
                                                                                                             -----------
                                                                                                               2,361,874
                                                                                                             -----------
NETHERLANDS-5.6%
Akzo Nobel............................................................................            1,440          185,378
ASM Lithography Holding NV *..........................................................            2,115          157,832
Baan Company NV *.....................................................................            3,000          157,097
ING Groep NV..........................................................................            5,815          228,156
Koninklijke Ahold NV..................................................................            1,700          115,964
Koninklijke Hoogovens.................................................................            4,450          203,129
Philips Gloeilampen Gem Bezit.........................................................            4,900          255,587

Ranstad Holdings NV...................................................................            1,700          152,584
Telegraaf Holdingsmij-CVA.............................................................            1,672           34,302
Unilever Ltd (ORD)....................................................................            6,600          173,612
Vendex International NV...............................................................            3,016          143,085
Wolters Kluwer NV.....................................................................              900          106,583
                                                                                                             -----------
                                                                                                               1,913,309
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
HONG KONG-4.5%
Cheung Kong Infrastructure * (a)......................................................           32,000      $    90,673
Cheung Kong...........................................................................            8,000           70,225
China Resources Beijing Land *........................................................          220,000          144,840
China Resources Enterprises...........................................................           34,000           93,926
China-HK Photo Product Hld Ltd........................................................           90,000           28,174
Citic Pacific Limited.................................................................           19,000          102,769
Gold Lion Holdings Ltd................................................................          120,000           70,871
HKR International Ltd.................................................................           54,560           67,262
HSBC Holdings Plc.....................................................................            8,258          208,707
Hutchison Whampoa.....................................................................           12,000           89,072
Nam Fong International Holdings Ltd * (a).............................................          338,000          135,261
New World Development.................................................................           12,301           70,981
New World Infrastructure *............................................................           71,000          200,723
Shanghai Industrail Holdings Ltd......................................................           17,000           95,682
Sun Hung Kai Properties Ltd...........................................................            8,000           86,749
                                                                                                             -----------
                                                                                                               1,555,915
                                                                                                             -----------

ITALY-4.4%
Bulgari...............................................................................            5,500           99,349
ENI SPA...............................................................................           42,000          213,631
Fila Holdings SPA.....................................................................            3,600          155,700

Gucci Group...........................................................................            3,460          240,470
Istituto Mobiliare Italiano...........................................................           21,800          185,155
Seat SPA *............................................................................           35,000            6,936
Seat *................................................................................          489,000          150,732
Stet D Risp Port (Non Convertible)....................................................           62,400          230,835
Telecom Italia Mobile.................................................................           70,000          219,407
                                                                                                             -----------
                                                                                                               1,502,215
                                                                                                             -----------

FINLAND-3.6%
Hartwall Oy AB........................................................................            1,090           49,203
Konecranes International..............................................................            3,435          131,963
Nokia (ORD)...........................................................................            3,000          185,267
Orion AS Class B......................................................................            5,550          207,885
Raision Tehtaat Oy....................................................................            2,760          228,498

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
FINLAND -- CONTINUED
Tt Tieto Oy Class B...................................................................            1,100      $    83,461
Upm-Kymmeme...........................................................................            6,000          136,573
Valmet Class A........................................................................           11,800          199,462
                                                                                                             -----------
                                                                                                               1,222,312
                                                                                                             -----------

SWEDEN-3.5%
Ericsson AB, Class B..................................................................            3,960          125,318
Fastighets AB Hufvudstaden Class A....................................................           20,500          136,027
Lindex AB.............................................................................            5,850          125,783
Nordbanken AB.........................................................................            5,800          178,366
Nordictel Holdings AB *...............................................................            3,300           63,164
OM Gruppen AB.........................................................................            3,586          104,331
Sandvik AB-Class B Fria...............................................................            4,500          110,825
Scala AB..............................................................................              925           48,394
Sparbanken Sverige....................................................................           12,500          223,308
Tornet Fastighets AB..................................................................              621            6,736
Tv 4 AB...............................................................................            4,500           77,520
                                                                                                             -----------
                                                                                                               1,199,772
                                                                                                             -----------

SPAIN-3.2%
Banco Central Hispano.................................................................            5,340          162,432
Banco Popular Espanola (Registered)...................................................              974          206,391
Centros Comerciales Pryca.............................................................            5,200           90,283
Empresa Nacional de Electricidad......................................................            1,500          104,788
General De Aguas D'Barcelona..........................................................            1,843           71,808
Repsol SA.............................................................................            2,000           83,803
Tabacalera Spani......................................................................            4,059          203,651
Telefonica de Espana..................................................................            7,000          179,193
                                                                                                             -----------
                                                                                                               1,102,349
                                                                                                             -----------


                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
PORTUGAL-3.0%
Banco Espirito Santo (Registered).....................................................            7,800      $   153,517
Cimentos de Portugal SA...............................................................            2,000           42,984
Filmes Lusomundo SA *.................................................................            4,400           37,054
Jeronimo Martins *....................................................................            3,299          197,159
Portugal Telecom......................................................................            6,250          230,038
Sociedaded de Investimento e Gestao SGPS SA Semapa....................................            7,300          156,051
Telecel Comunicacoes Pessoai SA *.....................................................            2,645          227,535
                                                                                                             -----------
                                                                                                               1,044,338
                                                                                                             -----------

CANADA-2.5%
Barrick Gold Corp.....................................................................            3,000           67,125
BCE Inc...............................................................................            3,140          146,403
Bombardier Inc Class B................................................................            7,560          153,230
Canadian Pacific......................................................................            7,500          182,813
Northern Telecom Communications *.....................................................            1,960          142,622
Royal Bank of Canada..................................................................            3,740          149,600
                                                                                                             -----------
                                                                                                                 841,793
                                                                                                             -----------

NORWAY-1.8%
Braathens Safe ASA *..................................................................           10,650          112,164
Den Norske Bank ASA...................................................................           34,650          125,535
Ekjop.................................................................................            2,310           59,037
Gresvig ASA...........................................................................            5,750           90,837
Kvaerner ASA..........................................................................            3,100          154,101
Norsk Hydro...........................................................................            1,800           87,709
                                                                                                             -----------
                                                                                                                 629,383
                                                                                                             -----------


BRAZIL-1.6%
Cia Cervejaria Brahma.................................................................          125,000           84,983
Electrobras PN ADR....................................................................            3,300           75,521
Telecomunicacoes Brasileiras *........................................................            3,400          390,150
                                                                                                             -----------
                                                                                                                 550,654
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
AUSTRALIA-1.3%
Aberfoyle Limited.....................................................................           15,000      $    42,697
Australia & New Zealand Bank Group....................................................           25,192          160,901
Lend Lease Corp Ltd...................................................................               45              861
Sydney Harbor Casino Ltd *............................................................           60,000          101,069
The News Corporation Ltd..............................................................           19,154           88,279
Western Mining Corp Holding Ltd.......................................................            7,609           45,097
                                                                                                             -----------
                                                                                                                 438,904
                                                                                                             -----------

BELGIUM-1.2%
Colruyt SA............................................................................              180           74,494
Credit Communal Hldg Dexia *..........................................................            2,000          198,538
Generale De Banque SA *...............................................................              145           60,110
Telinfo SA *..........................................................................            1,600           84,784
                                                                                                             -----------
                                                                                                                 417,926
                                                                                                             -----------

AUSTRIA-1.1%
Mayr-Melnhof *........................................................................            2,000           94,602
Oemv AG...............................................................................            1,270          138,468
Strabag Oesterreich AG................................................................            2,400          151,494
                                                                                                             -----------

                                                                                                                 384,564
                                                                                                             -----------
MEXICO-1.1%
Empressa Ica Sociedad-Sponsored ADR...................................................            1,900           28,025
Grupo Financieri Banamex *............................................................           34,500           73,862
Grupo Posadas SA-Class L *............................................................          180,000           82,967
Kimberly Clark........................................................................           16,500           60,053
Panamerican Beverages Inc Class A.....................................................            2,560           74,240
Telefonos de Mexico ADR...............................................................            1,500           61,875
                                                                                                             -----------
                                                                                                                 381,022
                                                                                                             -----------

GREECE-0.9%
Intracom SA *.........................................................................            2,510          108,027
National Bank of Greece...............................................................            2,013          213,395
                                                                                                             -----------
                                                                                                                 321,422
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
PERU-0.9%
Banco Wiese-Sponsored ADR.............................................................            4,600      $    29,900
Cementos Lima SA-Trabajo..............................................................           19,314           35,149
Cia De Minas Buenaventura.............................................................            2,698           25,360
Cia De Minas Buenaventura-Class B.....................................................              674            6,904
Corp Banco Credito Del Peru...........................................................            4,068           85,428
Luz Del Sur SA Class B................................................................           61,000           72,559
Telefonica de Peru....................................................................           22,000           52,998
                                                                                                             -----------
                                                                                                                 308,298
                                                                                                             -----------

IRELAND-0.9%
Bank of Ireland.......................................................................           15,016          159,688
Elan Corp Plc ADR *...................................................................            4,150          141,100
                                                                                                             -----------
                                                                                                                 300,788
                                                                                                             -----------

DENMARK-0.9%
Christian Hansen Holdings Class B.....................................................            1,100          133,384
Magasin Wessel & Vett *...............................................................              720           51,838
Oticon Holding........................................................................              700          113,528
                                                                                                             -----------
                                                                                                                 298,750
                                                                                                             -----------
MALAYSIA-0.8%
Arab-Malaysian Merchant Bank..........................................................            8,000           53,216
Hicom Holdings Berhad.................................................................           27,000           59,689
IOI Properties Berhad.................................................................           22,000           52,579
Lion Land Berhad......................................................................           50,000           49,393
Malayan Banking Berhad................................................................            6,000           59,749
                                                                                                             -----------
                                                                                                                 274,626
                                                                                                             -----------

INDIA-0.8%
State Bank of India-GDR * (a).........................................................            6,000           84,900

Videsh Sanchar Nigam Ltd. GDR * (a)...................................................           10,000          176,500
                                                                                                             -----------
                                                                                                                 261,400
                                                                                                             -----------

RUSSIA-0.6%
Lukoil Oil Co ADR.....................................................................            3,530          201,210
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
CHILE-0.6%
Quimica Y Minera Chile ADR............................................................            1,850      $   109,613
Vina Concha Y Toro....................................................................            2,500           81,563
                                                                                                             -----------
                                                                                                                 191,176
                                                                                                             -----------

INDONESIA-0.6%
Pt Bank International Indonesia *.....................................................           88,500           63,735
Pt Citra Marga Nusaphala Persada......................................................           73,000           63,837
Pt Darya Varia Laboratoria-Foreign....................................................           29,120           35,351
Pt Hm Sampoerna-Foreign *.............................................................            7,000           28,158
                                                                                                             -----------
                                                                                                                 191,081
                                                                                                             -----------

COLOMBIA-0.5%
Banco Ganadero SA ADR.................................................................            3,125           86,328
Cementos Argos SA.....................................................................           10,550           86,311
                                                                                                             -----------
                                                                                                                 172,639
                                                                                                             -----------

VENEZUELA-0.4%

Cia Anonima Telefono de Venezuela ADR *...............................................            5,000          150,000
                                                                                                             -----------

ARGENTINA-0.4%
Banco Frances Rio Plata ADR...........................................................            2,470           75,026
Costanera ADR (a).....................................................................            2,100           74,424
                                                                                                             -----------
                                                                                                                 149,450
                                                                                                             -----------
PAKISTAN-0.4%
Hub Power Co. Ltd. GDR *..............................................................           76,000           71,179
Pakistan State Oil Co Ltd.............................................................            9,900           74,620
                                                                                                             -----------
                                                                                                                 145,799
                                                                                                             -----------

POLAND-0.4%
Bank Rozwoju Eksportu SA *............................................................            1,300           31,031
Electrim SA...........................................................................            5,000           44,894
Gorazdze *............................................................................              800           26,810
Mostostal-Export SA...................................................................           10,200           42,245
                                                                                                             -----------
                                                                                                                 144,980
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
SOUTH AFRICA-0.4%
Barlow Limited........................................................................            3,200      $    35,264
Nedcor Ltd............................................................................            2,872           58,454
South African Breweries Ltd...........................................................            1,321           38,918
                                                                                                             -----------
                                                                                                                 132,636
                                                                                                             -----------
THAILAND-0.4%
Advanced Info Services (FB)...........................................................            5,600           38,051
Land & House Plc (Foreign Shares).....................................................            3,800           10,837
Siam Cement Co Ltd-Foreign (Registered)...............................................            1,300           34,836
Siam Commercial Bank (Foreign Shares).................................................            6,300           36,899
                                                                                                             -----------
                                                                                                                 120,623
                                                                                                             -----------
NEW ZEALAND-0.3%
Carter Holt Harvey Ltd................................................................           24,000           53,128
Lion Nathan...........................................................................           27,000           64,820
                                                                                                             -----------
                                                                                                                 117,948
                                                                                                             -----------
TURKEY-0.3%
Eregli Demir Ve Celik Fabrik..........................................................          240,000           23,455
Hurriyet Gazeteci.....................................................................          600,000           34,076
Petkim Petrokimya Holding AS *........................................................           34,000           13,040
Yapi Ve Kredi Bankasi.................................................................        1,100,000           46,246
                                                                                                             -----------
                                                                                                                 116,817
                                                                                                             -----------
MULTI-NATIONAL-0.3%
Euronet Services, Inc. *..............................................................            9,200          115,575
                                                                                                             -----------
MAURITIUS-0.3%
New Mauritius Hotels Ltd. *...........................................................           23,500           41,498
State Bank Of Mauritius Ltd...........................................................           72,000           45,659
                                                                                                             -----------
                                                                                                                  87,157
                                                                                                             -----------

PHILIPPINES-0.2%
San Miguel Corporation, Class B (ORD).................................................           16,500           47,554
Southeast Asia Cement Holdings *......................................................          381,600           17,655
                                                                                                             -----------
                                                                                                                  65,209
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
COMMON STOCKS -- CONTINUED
CZECH REPUBLIC-0.2%
SPT Telecom AS *......................................................................              570      $    60,209
                                                                                                             -----------

LUXEMBOURG-0.2%
Audiofina.............................................................................            1,175           51,585
                                                                                                             -----------
SOUTH KOREA-0.1%
Korea Electric Power Corp ADR.........................................................            2,500           42,500
                                                                                                             -----------
HUNGARY-0.1%
Mol Magyar Olaj-Es Gazipari...........................................................            1,950           35,598
                                                                                                             -----------
TOTAL COMMON STOCKS (Cost $30,156,966)                                                                        32,883,061
                                                                                                             -----------
INVESTMENT FUNDS-1.0%
TAIWAN-0.4%
Taipei Fund-Units *...................................................................            1,200          138,828
                                                                                                             -----------

POLAND-0.2%
Polish National Investment Fund *.....................................................            1,500           65,207
                                                                                                             -----------
SOUTH KOREA-0.2%
Korea Fund............................................................................            4,327           55,710
                                                                                                             -----------

MULTI-NATIONAL-0.2%
Morgan Stanely Africa Investments Fund, Inc...........................................            3,100           52,700
                                                                                                             -----------
TOTAL INVESTMENT FUNDS (Cost $286,209)................................................                           312,445
                                                                                                             -----------
RIGHTS & WARRANTS-0.2%
HUNGARY-0.2%
Egis Rights...........................................................................              780           49,528
Pick Szeged Rights....................................................................              526           31,672
                                                                                                             -----------
                                                                                                                  81,200
                                                                                                             -----------

BRAZIL-0.0%
Brahma Warrants, expires 4/30/2003 *..................................................            9,993              707
                                                                                                             -----------

SWITZERLAND-0.0%
Roche Holdings Warrants, expires 5/05/1998 *..........................................                5              298
                                                                                                             -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                               MARKET
                                                                                                SHARE           VALUE
DESCRIPTION                                                                                    AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------------        ---------      -----------
RIGHTS & WARRANTS -- CONTINUED
GERMANY-0.0%
Daimler Benz AG Rights *..............................................................            1,800      $       145
                                                                                                             -----------
TOTAL RIGHTS & WARRANTS (Cost $49,379)................................................                            82,350
                                                                                                             -----------

                                                                                                 PAR
                                                                                                VALUE
                                                                                              ---------
CORPORATE CONVERTIBLE BOND-0.0%
SWITZERLAND-0.0%
Winterthur--(Virgin Island)...................2.500% 12/31/1998 (Cost $13,199)     CHF           15,360           16,818
                                                                                                             -----------

              FACE                                                                                     MARKET
CURRENCY      VALUE                                                                                     VALUE
--------    ---------                                                                                -----------
                        REPURCHASE AGREEMENTS-18.5%
  USD       6,345,879   Investors Bank & Trust Company Repurchase Agreement, dated 4/30/1997, due
                        5/01/1997, with a maturity value of $6,346,748 and an effective yield of
                        4.93%, collateralized by a Federal National Mortgage Association
                        Obligation, with a rate of 7.396%, a maturity of 10/01/2023, and a market value of $6,663,382
                        (at cost).................................................................   $ 6,345,879
                                                                                                     -----------

                        TOTAL INVESTMENTS-115.4%
                        (Cost $36,851,632) **.....................................................    39,640,553
                        Other Assets and Liabilities (net)-(15.4%)................................    (5,291,695)
                                                                                                     -----------

                        TOTAL NET ASSETS-100.0%...................................................   $34,348,858
                                                                                                     -----------
                                                                                                     -----------
                        PORTFOLIO FOOTNOTES:

                          ADR  American Depositary Receipt
                          ORD  Ordinary Shares
                          GDR  Global Depository Receipt
                            *  Non-income producing security.
                           **  Aggregate cost for federal income tax purposes.
                          (a)  Securities that may be resold to 'qualified institutional buyers'
                               under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--INDUSTRY SECTOR (UNAUDITED)
APRIL 30, 1997
(PERCENTAGE OF NET ASSETS)

  At April 30, 1997 sector diversification of the fund's equity investments was as follows:

                                                                                                                  MARKET
                                                                                                   % OF NET        VALUE
                                                                                                    ASSETS       (NOTE 1)
                                                                                                  ----------    -----------
INDUSTRY SECTOR:
  Banking......................................................................................       13.1%     $ 4,525,544
  Communications...............................................................................        9.8        3,349,509
  Beverages, Food & Tobacco....................................................................        5.6        1,922,171
  Retailers....................................................................................        5.5        1,895,699
  Financial Services...........................................................................        4.7        1,606,738
  Commercial Services..........................................................................        4.4        1,500,458
  Automotive...................................................................................        4.0        1,376,970
  Heavy Machinery..............................................................................        3.7        1,270,298
  Oil & Gas....................................................................................        3.4        1,176,619
  Transportation...............................................................................        3.3        1,144,981
  Health.......................................................................................        3.2        1,094,708
  Chemicals....................................................................................        3.0        1,035,947
  Pharmaceuticals..............................................................................        2.4          817,996
  Real Estate..................................................................................        2.3          808,161
  Industrial...................................................................................        2.0          686,077
  Telephone Systems............................................................................        1.8          630,331
  Entertainment & Leisure......................................................................        1.7          569,459
  Utilities....................................................................................        1.6          565,581
  Forest Products & Paper......................................................................        1.6          543,818
  Building Materials...........................................................................        1.6          538,810
  Insurance....................................................................................        1.5          529,627
  Electronics..................................................................................        1.5          517,161
  Metals & Mining..............................................................................        1.5          500,935
  Lodging......................................................................................        1.3          446,502
  Computer Software & Processing...............................................................        1.3          445,899
  Electrical Equipment.........................................................................        1.1          369,713
  Construction.................................................................................        1.0          336,458
  Cosmetics & Personal Care....................................................................        1.0          336,411
  Media--Broadcasting & Publishing.............................................................        1.0          332,645
  Textiles, Clothing & Fabrics.................................................................        0.9          325,920
  Construction.................................................................................        0.7          240,168
  Aerospace & Defense..........................................................................        0.7          223,349
  Environmental Controls.......................................................................        0.2           72,138
  Other........................................................................................        4.5        1,557,873
                                                                                                  ----------    -----------

TOTAL INVESTMENTS (EXCLUDES SHORT-TERM INVESTMENTS)............................................       96.9       33,294,674
OTHER ASSETS AND LIABILITIES (NET).............................................................        3.1        1,054,184
                                                                                                  ----------    -----------
NET ASSETS.....................................................................................      100.0%     $34,348,858
                                                                                                  ----------    -----------
                                                                                                  ----------    -----------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 1997 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

               CONTRACTS TO DELIVER
               ------------------------------------
EXPIRATION              LOCAL             VALUE IN      IN EXCHANGE     NET UNREALIZED
   DATE               CURRENCY               USD          FOR USD        APPRECIATION
----------     -----------------------    ---------     -----------     --------------
 5/30/97              CHF    2,226,600    1,514,684      1,517,378         $  2,694
 5/30/97              DEM      829,600      479,596        480,454              858
 5/30/97              FRF   11,295,300    1,937,235      1,940,273            3,038
 5/30/97              JPY  144,560,000    1,142,816      1,145,084            2,268
                                                                        --------------

           Net unrealized appreciation of forward foreign exchange
 contracts.........................................................        $  8,858
                                                                        --------------
                                                                        --------------

                     GLOSSARY OF CURRENCIES

           CHF        --         Swiss Franc
           DEM        --         German Deutschemark
           FRF        --         French Franc
           JPY        --         Japanese Yen

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

                                                                                              BJB                 BJB
                                                                                         GLOBAL INCOME    INTERNATIONAL EQUITY
                                                                                             FUND                 FUND
                                                                                         -------------    --------------------
ASSETS:
  Investments in securities, at value (Cost $14,776,689 and $30,505,753,
     respectively)....................................................................    $14,623,913         $ 33,294,674
  Repurchase agreements, at cost......................................................        738,722            6,345,879
  Cash and foreign currency, at value (Cost $156,806 and $29,940, respectively).......        140,400               28,041
  Receivables:
     Investments sold.................................................................        282,798                   --
     Fund shares sold.................................................................             --                2,612
     Interest and dividends...........................................................        299,730               92,418
     Tax reclaim......................................................................             --               18,588
     Unrealized appreciation of forward foreign exchange contracts....................         26,773                8,858
  Other Assets:
     Unamortized organization costs (Note 6)..........................................          3,725                6,984
     Prepaid expense..................................................................            863                3,469
                                                                                         -------------    --------------------
     Total Assets.....................................................................     16,116,924           39,801,523
                                                                                         -------------    --------------------
LIABILITIES:
  Payables:
     Investments purchased............................................................      1,153,754            5,321,902
     Investment advisory fee payable (Note 2).........................................         23,938               34,638
     Custody and administration fee payable...........................................         21,368               41,851
     Unrealized depreciation of forward foreign exchange contracts....................         19,946                   --
     Distribution and shareholder servicing fees payable (Note 3).....................          9,187               17,295
     Accrued expenses and other payables..............................................         24,629               36,979
                                                                                         -------------    --------------------
     Total Liabilities................................................................      1,252,822            5,452,665
                                                                                         -------------    --------------------
NET ASSETS............................................................................    $14,864,102         $ 34,348,858
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
NET ASSETS CONSIST OF:
  Par value...........................................................................    $     1,286         $      2,712
  Paid in capital in excess of par value..............................................     15,978,292           35,322,121
  Undistributed net investment income (Distributions in excess of income).............         34,544             (110,705)
  Accumulated net realized loss on investments sold, forward foreign exchange
     contracts and foreign currency transactions......................................       (980,341)          (3,679,503)
  Net unrealized appreciation (depreciation) on investments, forward foreign exchange
     contracts, foreign currency transactions and net other assets....................       (169,679)           2,814,233
                                                                                         -------------    --------------------
NET ASSETS............................................................................    $14,864,102         $ 34,348,858

                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
SHARES OUTSTANDING....................................................................      1,286,106            2,712,129
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........................................    $     11.56         $      12.66
                                                                                         -------------    --------------------
                                                                                         -------------    --------------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

                                                                                              BJB                 BJB
                                                                                         GLOBAL INCOME    INTERNATIONAL EQUITY
                                                                                             FUND                 FUND
                                                                                         -------------    --------------------
INVESTMENT INCOME (LOSS):
  Interest............................................................................     $ 497,388           $   31,807
  Dividends+..........................................................................            --              187,755
                                                                                         -------------        -----------
                                                                                             497,388              219,562
EXPENSES:
  Investment advisory fee (Note 2)....................................................        48,052              123,756
  Custody and administration fees.....................................................        32,699               91,824
  Distribution and shareholder servicing fees (Note 3)................................        18,482               30,939
  Transfer agent fees.................................................................        11,522               11,724
  Amortization of organization costs (Note 6).........................................        11,255                2,753
  Insurance premium expense...........................................................         8,132                4,661
  Trustees' fees and expenses (Note 2)................................................         5,951                5,951
  Shareholder reports.................................................................         5,466               14,220
  Registration and filing fees........................................................         3,988                4,502
  Professional fees...................................................................         3,022               33,217
  Miscellaneous fees..................................................................           523                  523
  Fees waived by investment adviser (Note 2)..........................................            --              (61,878)
                                                                                         -------------        -----------
     Total Expenses...................................................................       149,092              262,192
                                                                                         -------------        -----------
NET INVESTMENT INCOME (LOSS)..........................................................       348,296              (42,630)
                                                                                         -------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
  Realized gain (loss) on:
     Security transactions............................................................        53,679              119,069
     Forward foreign exchange contracts...............................................        54,394              758,481

     Foreign currency transactions....................................................       (19,840)               5,356
                                                                                         -------------        -----------
       Net realized gain on investments...............................................        88,233              882,906
                                                                                         -------------        -----------
  Net change in unrealized appreciation (depreciation) of:
     Securities.......................................................................      (549,775)           1,525,836
     Forward foreign exchange contracts...............................................        18,130              (26,337)
     Currencies and net other assets..................................................       (27,617)              17,352
                                                                                         -------------        -----------
       Net change in unrealized appreciation (depreciation) of investments............      (559,262)           1,516,851
                                                                                         -------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................................      (471,029)           2,399,757
                                                                                         -------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................     $(122,733)          $2,357,127
                                                                                         -------------        -----------
                                                                                         -------------        -----------

------------------
+ Net of foreign withholding tax of $21,413 for the Equity Fund.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED        FOR THE YEAR
                                                                                          APRIL 30, 1997          ENDED
                                                                                           (UNAUDITED)       OCTOBER 31, 1996
                                                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income.................................................................     $    348,296        $    732,684
Net realized gain on investments......................................................           88,233             570,123
Net change in unrealized depreciation of investments..................................         (559,262)           (118,640)
                                                                                         ----------------    ----------------
Net increase (decrease) in net assets resulting from operations.......................         (122,733)          1,184,167
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................................................         (454,565)         (1,396,952)
FUND SHARE TRANSACTIONS:
  Net increase (decrease) from Fund share transactions (Note 5).......................          857,168          (2,529,620)
                                                                                         ----------------    ----------------
  Net increase (decrease) in net assets...............................................          279,870          (2,742,405)
NET ASSETS:
Beginning of period...................................................................       14,584,232          17,326,637
                                                                                         ----------------    ----------------
End of period (including undistributed net investment income of $34,544 and $140,813
  respectively).......................................................................     $ 14,864,102        $ 14,584,232
                                                                                         ----------------    ----------------
                                                                                         ----------------    ----------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED        FOR THE YEAR
                                                                                          APRIL 30, 1997          ENDED
                                                                                           (UNAUDITED)       OCTOBER 31, 1996
                                                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss...................................................................     $    (42,630)       $    (67,871)
Net realized gain on investments......................................................          882,906             288,180
Net change in unrealized appreciation of investments..................................        1,516,851           1,079,084
                                                                                         ----------------    ----------------
Net increase in net assets resulting from operations..................................        2,357,127           1,299,393
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................................          (67,184)                 --
FUND SHARE TRANSACTIONS:
  Net increase from Fund share transactions (Note 5):.................................       12,897,728           8,218,480
                                                                                         ----------------    ----------------
  Net increase in net assets..........................................................       15,187,671           9,517,873
NET ASSETS:
Beginning of period...................................................................       19,161,187           9,643,314
                                                                                         ----------------    ----------------
End of period (including distributions in excess of income of ($110,705) and ($891)
  respectively).......................................................................     $ 34,348,858        $ 19,161,187
                                                                                         ----------------    ----------------
                                                                                         ----------------    ----------------

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         SIX MONTHS
                                                           ENDED           YEAR        YEAR         YEAR         YEAR       PERIOD
                                                       APRIL 30, 1997     ENDED        ENDED        ENDED       ENDED        ENDED
                                                        (UNAUDITED)      10/31/96    10/31/95#    10/31/94#    10/31/93    10/31/92*
                                                       --------------    --------    ---------    ---------    --------    ---------
Net Asset Value, beginning of period................      $  12.01       $  12.11     $ 11.16      $ 12.28     $  12.36       12.00
                                                       --------------    --------    ---------    ---------    --------    ---------
Income (Loss) from investment operations:
  Net investment income.............................          0.28           0.59        0.59         0.39         0.37       0.16**
  Net realized and unrealized gain (loss) on
     securities.....................................         (0.37)          0.36        0.92        (0.81)        0.58        0.42
                                                       --------------    --------    ---------    ---------    --------    ---------
     Total income (loss) from investment
       operations...................................         (0.09)          0.95        1.51        (0.42)        0.95        0.58
Less Distributions:
  Dividends from net investment income..............         (0.36)         (1.05)      (0.56)       (0.27)       (0.37)      (0.16)
  Distributions from net realized gains.............            --             --          --           --        (0.66)         --
  Distributions from Capital (Note 1)...............            --             --          --        (0.43)          --       (0.06)
                                                       --------------    --------    ---------    ---------    --------    ---------
     Total distributions............................         (0.36)         (1.05)      (0.56)       (0.70)       (1.03)      (0.22)
                                                       --------------    --------    ---------    ---------    --------    ---------
Net Asset Value, end of period......................      $  11.56       $  12.01     $ 12.11      $ 11.16     $  12.28     $ 12.36
                                                       --------------    --------    ---------    ---------    --------    ---------
                                                       --------------    --------    ---------    ---------    --------    ---------
Total Return ***....................................         (0.76)%         8.25%      13.90%       (3.54)%       8.15%       4.86%
                                                       --------------    --------    ---------    ---------    --------    ---------
                                                       --------------    --------    ---------    ---------    --------    ---------
Ratios/Supplemental Data:
Net assets, end of period (in 000's)................      $ 14,864       $ 14,584     $17,327      $28,619     $ 57,682     $28,647
Ratio of net investment income to average net
  assets............................................          4.71%+         4.71%       5.19%        3.29%        2.24%      3.95%+
Ratio of total expenses to average net assets.......          2.02%+         2.53%##     2.15%##      1.66%        1.78%    1.00%+**
Portfolio turnover rate.............................            67%           219%        319%         320%         291%         43%

------------------------------

   *  The BJB Global Income Fund commenced operations on July 1, 1992.

  **  Net investment income and annualized operating expenses before waiver of fees by the investment adviser, sub-investment adviser or administrator were $0.13 and 1.75%.


 ***  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.

   +  Annualized.

   #  Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with results of operations.

  ##  Includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of total expenses to average net assets would have been 2.43% and 2.05% for the years ended October 31, 1996 and 1995, respectively.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
BJB INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          SIX MONTHS
                                                            ENDED              YEAR          YEAR           YEAR       PERIOD
                                                        APRIL 30, 1997        ENDED          ENDED         ENDED        ENDED
                                                         (UNAUDITED)         10/31/96      10/31/95#      10/31/94    10/31/93*
                                                       ----------------      --------      ---------      --------    ---------
Net Asset Value, beginning of period................       $  11.43          $  10.13       $ 11.30       $  13.10     $ 12.00
                                                       ----------------      --------      ---------      --------    ---------
Income from investment operations:
  Net investment loss++.............................          (0.02)            (0.02)        (0.06)         (0.21)      (0.02)
     Net realized and unrealized gain (loss) on
       securities...................................           1.29              1.32         (1.11)         (1.56)       1.12
                                                       ----------------      --------      ---------      --------    ---------
     Total income (loss) from investment
       operations...................................           1.27              1.30         (1.17)         (1.77)       1.10
                                                       ----------------      --------      ---------      --------    ---------
Less distributions:
In excess of net investment income..................          (0.04)               --            --          (0.03)         --
                                                       ----------------      --------      ---------      --------    ---------
Net Asset Value, end of period......................       $  12.66          $  11.43       $ 10.13       $  11.30     $ 13.10
                                                       ----------------      --------      ---------      --------    ---------
                                                       ----------------      --------      ---------      --------    ---------
Total Return**......................................          11.20%            12.73%       (10.35)%       (13.53)%      9.17%
                                                       ----------------      --------      ---------      --------    ---------
                                                       ----------------      --------      ---------      --------    ---------
Ratios/Supplemental Data:
Net assets, end of period (in 000's)................       $ 34,349          $ 19,161       $ 9,643       $ 14,831     $11,292
Ratio of net investment loss to average net

  assets............................................          (0.34)%+          (0.58)%       (0.63)%        (1.26)%     (3.83)%+
Ratio of total expenses to average net assets.......           2.11%+(a)         2.46%(a)(c)     2.84%(b)(c)     2.16%     2.09%+
Portfolio turnover rate.............................             15%               67%          116%           169%         20%
Average brokerage commission rate (d)...............       $0.01759          $0.00464           N/A            N/A         N/A

------------------------------

   *  The BJB International Equity Fund commenced operations on October 4, 1993.
  **  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.
   +  Annualized.
  ++  Net investment loss before waiver of fees by the investment adviser was ($0.05), ($0.05) and ($0.11) for the six months ended April 30, 1997 and for the years ended October 31, 1996 and 1995, respectively.
   #  Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with results of operations.
 (a)  Figure is net of the voluntary expense waiver by the Adviser. Excluding this waiver, the ratio of total expenses to average net assets would have been 2.61% and 2.96% for the six months ended April 30, 1997 and for the year ended
      October 31, 1996, respectively.
 (b)  Figures are net of the expense reimbursement by the Adviser in connection with the voluntary and involuntary expense limitation. Before the expense reimbursement the ratio of total expenses to average net assets would have been
      3.36%.
 (c)  Includes indirectly paid expenses. Excluding indirectly paid expenses the ratio of total expenses to average net assets would have been 2.37% and 2.67% for the years ended October 31, 1996 and 1995, respectively.
 (d)  The average broker commission rate will vary depending on the markets in which trades are executed.

                       See Notes to Financial Statements.

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     BJB Investment Funds (the 'Trust') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company that currently offers two investment funds: BJB Global Income Fund (the 'Income Fund') and BJB International Equity Fund (the 'Equity Fund') (individually, a 'Fund' and collectively, the 'Funds'). The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on April 30, 1992. The Income Fund commenced operations on July 1, 1992 and the Equity Fund commenced operations on October 4, 1993.

     The Income Fund's investment objective is to maximize current income consistent with the protection of principal by investing in a non-diversified portfolio of fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Equity Fund's investment objective is long-term growth of capital from investing in a diversified portfolio of common stocks of foreign issuers of all sizes.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

     Portfolio valuation: Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or its delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust's Board of Trustees. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost.

     Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment advisers, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

     Foreign currency: The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

     Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Option contracts: Purchase of put and call options are recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     When a Fund writes a call option or a put option, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, a Fund realizes a gain equal to the amount of the premium received. When a Fund enters into a closing purchase transaction the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchased upon exercise.

     Unlike options on specific securities, all settlements of options on stock indices are in cash and gains or losses depend on general movements in the stocks included in the index rather than price movements on a particular stock. There is no physical delivery of securities.

     The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Income Fund declares and pays monthly dividends of any investment income. The Equity Fund intends to declare and pay annually dividends from its net investment income.

Both Funds will annually distribute any net realized capital gains. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal income taxes: The Trust intends that each Fund separately qualify as a regulated investment company for U.S. Federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS

     Julius Baer Investment Management Inc. ('Julius Baer Investment Management') serves as the Income Fund's investment adviser pursuant to an investment advisory agreement. The Income Fund pays Julius Baer Investment Management a quarterly fee for its investment advisory services calculated at an annual rate of 0.65% of the Income Fund's average daily net assets. Bank Julius Baer & Co., Ltd.--New York Branch ('Bank Julius Baer') serves as the Income Fund's servicing agent pursuant to a servicing agent agreement with Julius Baer Investment Management. Out of its advisory fee, Julius Baer Investment Management pays Bank Julius Baer a quarterly fee calculated at an annual rate of 0.15% of the Income Fund's average daily net assets.

     Bank Julius Baer serves as the Equity Fund's investment adviser pursuant to an investment advisory agreement. The Equity Fund pays Bank Julius Baer a quarterly fee for its investment advisory services calculated at an annual rate of 1.00% of the Equity Fund's average daily net assets. During the six months ended April 30, 1997, the adviser agreed to waive half (0.50%) of its 1.00% fee.

     No director, officer or employee of Julius Baer Investment Management, Bank Julius Baer or any affiliates of those entities received any compensation from the Trust for serving as an officer or Trustee of the Funds. The Funds pay each of the Trustees who is not a director, officer or employee of Julius Baer Investment Management, Bank Julius Baer or any affiliate thereof an annual fee of $5,000 plus $250 for each Board of Trustees meeting attended. In addition, the Funds reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with the Board of Trustees meetings.

     For the six months ended April 30, 1997, the Funds incurred total brokerage commissions of $55,805 of which $410 was paid in total to Bank Julius Baer, Frankfurt and Bank Julius Baer, Zurich (affiliates of the Advisers).

3. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Services Plan and a Distribution Plan (the 'Plans') pursuant to Rule 12b-1 of the 1940 Act with respect to each class of shares of the Funds. Under the Plans, the Funds may compensate certain financial institutions, including Funds Distributor Inc., for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' shares. A Fund may expend an aggregate amount on an annual basis not to exceed 0.25% of the value of the average daily net assets of that class. For the six months ended April 30, 1997 the Income Fund and Equity Fund incurred $18,482 and $30,939, respectively, in service and distribution fees.

     Under their terms, the Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not 'interested persons' of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

4. PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, during the six months ended April 30, 1997, were as follows:

                                                                                                  COST OF       PROCEEDS
                                                                                                 PURCHASES     FROM SALES
                                                                                                -----------    ----------
Income Fund..................................................................................   $10,508,731    $9,220,036
Equity Fund..................................................................................    18,806,482     3,625,326

     Cost of purchases and proceeds from sales of long-term U.S. government securities, excluding short-term investments, during the six months ended April 30, 1997, were $3,555,081 and $2,182,471, respectively for the Income Fund.

BJB INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

     At April 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:


                                                                                                 UNREALIZED      UNREALIZED
                                                                                                APPRECIATION    DEPRECIATION
                                                                                                ------------    ------------
Income Fund..................................................................................    $   92,513     $   (245,289)
Equity Fund..................................................................................     4,425,961       (1,637,040)

5. SHARES OF BENEFICIAL INTEREST

     The Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in shares of beneficial interest on the Income Fund and the Equity Fund were as follows:

                                                                        SIX MONTHS ENDED 4/30/97      YEAR ENDED 10/31/96
                                                                        ------------------------    ------------------------
                                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                                        ---------    -----------    ---------    -----------
Income Fund:
Sold.................................................................     131,031    $ 1,557,635      137,746    $ 1,633,687
Issued as reinvestment of dividends..................................      25,361        298,065       72,439        859,744
Redeemed.............................................................     (84,881)      (998,532)    (426,171)    (5,023,051)
                                                                        ---------    -----------    ---------    -----------
Net increase (decrease)..............................................      71,511    $   857,168     (215,986)   $(2,529,620)
                                                                        ---------    -----------    ---------    -----------
                                                                        ---------    -----------    ---------    -----------

                                                                        SIX MONTHS ENDED 4/30/97      YEAR ENDED 10/31/96
                                                                        ------------------------    ------------------------
                                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                                        ---------    -----------    ---------    -----------
Equity Fund:
Sold.................................................................   1,226,142    $15,212,045      929,622    $10,454,315
Issued as reinvestment of dividends..................................         105          1,243           --             --
Redeemed.............................................................    (191,241)    (2,315,560)    (204,887)    (2,235,835)
                                                                        ---------    -----------    ---------    -----------
Net increase (decrease)..............................................   1,035,006    $12,897,728      724,735    $(8,218,480)
                                                                        ---------    -----------    ---------    -----------
                                                                        ---------    -----------    ---------    -----------

6. ORGANIZATIONAL COSTS

     All costs in connection with the organization of the Funds, including the fees and expenses of registering and qualifying their shares for distribution under federal and state securities regulations, are being amortized on the straight-line method over a period of sixty months from July 1, 1992, the date that the Income Fund commenced operations, and from October 4, 1993, the date the Equity Fund commenced operations. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of initial shares outstanding bears to the total numbers of shares outstanding at the time of redemption.

7. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the United States government.

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--------------------------------------------------------------------------------
                                                   SEMI-ANNUAL REPORT

                                                                [LOGO]

                                                                  BJB
                                                                Global
                                                                Income
                                                                 Fund

                                                                  BJB
                                                             International
                                                                Equity
                                                                 Fund

                                                            April 30, 1997